Income Tax (Tax Credit Carryforwards) (Details) - Foreign Tax Authority $ in Millions	Dec. 31, 2022 USD ($)
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 8
2023-2026
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1
2027-2031
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	6
2032-2036
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	1
2037-2041
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	0
Indefinite
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 0